Inventories (Tables)	3 Months Ended
Mar. 31, 2023
Inventory Disclosure [Abstract]
Schedule of inventories
	March 31,	December 31,
	2023	2022
	U.S. $ in thousands
Finished goods	$86,214	$81,564
Work-in-process	8,319	7,562
Raw materials	107,464	104,928
	$201,997	$194,054